Other assets	12 Months Ended
Dec. 31, 2023
Other Assets1 [Abstract]
Other assets	Other assets

	2023	2022
	$	$

Reclamation deposits	50,934	32,203
Loan to associate	5,763	5,095
Restricted cash	5,259	1,347
Debt service reserve account (Note 13)	577	2,801
Deferred financing costs (Note 13)	—	6,711
Other	1,102	1,056
	63,635	49,213

Reclamation deposits include amounts for the Fekola Mine of $21 million (2022 - $18 million), for the Otjikoto Mine of $14 million (2022 – $10 million), for the Goose Project of $12 million (2022 - $nil) and for the Masbate Mine of $4 million (2022 - $4 million).

During the year ended December 31, 2022, the Company issued a promissory note to its associate BeMetals Corp. for the principal amount of $5 million. The note has a term of 3 years and bears interest at 4.7% annually. The Company recorded an expected credit loss of $2 million on its loan to associate during the year ended December 31, 2023. During the year ended December 31, 2023, $2 million was advanced to the associate. Subsequent to December 31, 2023, on January 8, 2024, a further $2 million was advanced to the associate.